Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Deferred tax assets:
Net operating loss carry-forwards	$ 590,283	$ 1,210,855
Allowance for doubtful accounts	66,697	136,817
Total	656,980	1,347,672
Valuation allowance
Total deferred tax assets	$ 656,980	$ 1,347,672